JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 10.8%
AGL Energy Ltd.	520,189	2,821,129
Altium Ltd.	53,619	1,484,553
Alumina Ltd.	991,230	1,102,703
Ampol Ltd.	91,414	1,982,393
Ansell Ltd.	108,478	2,167,994
ANZ Group Holdings Ltd.	30,845	548,930
APA Group	313,084	2,343,093
Aurizon Holdings Ltd.	258,512	675,689
BHP Group Ltd.	94,426	3,307,002
BlueScope Steel Ltd.	11,821	161,197
Charter Hall Group, REIT	71,306	702,121
Cochlear Ltd.	10,542	1,592,651
Coles Group Ltd.	251,485	3,163,087
CSR Ltd.	524,195	1,961,799
Dexus, REIT	433,602	2,514,052
Endeavour Group Ltd.	324,991	1,526,015
Flutter Entertainment plc *	9,528	1,478,327
Fortescue Metals Group Ltd.	166,919	2,636,579
Glencore plc	449,392	3,009,528
GPT Group (The), REIT	811,982	2,632,072
Harvey Norman Holdings Ltd.	503,077	1,597,139
Iluka Resources Ltd.	67,847	522,061
Incitec Pivot Ltd.	488,072	1,193,440
JB Hi-Fi Ltd.	69,766	2,398,731
Lottery Corp. Ltd. (The) *	639,931	2,134,269
Metcash Ltd.	716,234	2,122,503
Mirvac Group, REIT	1,061,988	1,715,758
Origin Energy Ltd.	555,712	2,950,593
Ramsay Health Care Ltd.	53,301	2,518,672
REA Group Ltd.	672	60,259
Rio Tinto Ltd.	35,257	3,163,869
Rio Tinto plc	44,716	3,501,319
Santos Ltd.	550,269	2,809,056
Sonic Healthcare Ltd.	120,865	2,707,082
South32 Ltd.	760,507	2,440,415
Stockland, REIT	245,944	687,234
Tabcorp Holdings Ltd.	1,378,382	1,025,234
Telstra Group Ltd.	703,444	2,033,084
Treasury Wine Estates Ltd.	154,685	1,593,377
Vicinity Ltd., REIT	616,730	902,302
Wesfarmers Ltd.	80,496	2,838,025
Whitehaven Coal Ltd.	337,947	2,009,481
WiseTech Global Ltd.	32,421	1,405,761
Woodside Energy Group Ltd.	124,834	3,232,438
Woolworths Group Ltd.	16,741	427,858
		85,800,874

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Austria — 0.6%
Mondi plc	156,619	2,953,498
OMV AG	32,628	1,634,344
		4,587,842
Belgium — 0.2%
D'ieteren Group	1,620	309,607
Etablissements Franz Colruyt NV	6,457	170,747
Groupe Bruxelles Lambert NV	87	7,443
Proximus SADP	111,488	1,142,431
		1,630,228
Brazil — 0.3%
Yara International ASA	61,052	2,712,621
Cambodia — 0.0% ^
NagaCorp Ltd. *	185,231	169,330
Chile — 0.5%
Antofagasta plc	172,163	3,699,193
China — 1.6%
Budweiser Brewing Co. APAC Ltd. (a)	678,200	2,139,938
Chow Tai Fook Jewellery Group Ltd.	260,600	557,856
Lenovo Group Ltd.	3,680,000	2,951,614
SITC International Holdings Co. Ltd.	235,000	513,381
Want Want China Holdings Ltd.	2,708,000	1,763,721
Wilmar International Ltd.	806,300	2,506,806
Xinyi Glass Holdings Ltd.	1,017,000	2,165,323
		12,598,639
Denmark — 0.7%
Carlsberg A/S, Class B	17,358	2,464,171
DSV A/S	602	99,589
Novo Nordisk A/S, Class B	23,512	3,253,823
		5,817,583
Finland — 1.4%
Elisa OYJ	46,892	2,671,584
Fortum OYJ	71,336	1,072,340
Kesko OYJ, Class B	99,706	2,322,501
Orion OYJ, Class B	14,208	761,188
Stora Enso OYJ, Class R	126,061	1,802,089
UPM-Kymmene OYJ	59,974	2,173,832
		10,803,534
France — 4.6%
Air Liquide SA	4,579	729,096
Arkema SA	20,888	2,113,610
Capgemini SE	15,384	2,919,661
Carrefour SA	169,341	3,221,030
Covivio, REIT	15,306	1,050,671
Danone SA	41,523	2,277,092

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Eiffage SA	27,497	2,936,970
EssilorLuxottica SA	2,477	454,478
Gecina SA, REIT	22,254	2,635,980
Klepierre SA, REIT *	116,485	2,956,429
Orange SA	220,297	2,331,350
Pernod Ricard SA	14,815	3,067,150
Publicis Groupe SA	31,670	2,233,990
Sanofi	9,209	901,787
TotalEnergies SE (b)	44,796	2,769,324
Unibail-Rodamco-Westfield, REIT *	8,337	539,531
Vinci SA	22,482	2,540,232
Vivendi SE	78,901	847,379
		36,525,760
Germany — 2.5%
Aroundtown SA	115,729	322,213
Bayerische Motoren Werke AG	12,491	1,272,392
Covestro AG (a)	14,630	673,631
Daimler Truck Holding AG *	13,334	448,071
Deutsche Telekom AG (Registered)	144,323	3,215,342
E.ON SE	45,689	498,143
Fresenius Medical Care AG & Co. KGaA (b)	34,211	1,284,783
Hannover Rueck SE	3,527	716,223
Hella GmbH & Co. KGaA	6,431	541,328
Infineon Technologies AG	9,653	347,609
LEG Immobilien SE	13,515	1,056,523
Mercedes-Benz Group AG	42,881	3,190,862
Merck KGaA	8,678	1,811,344
SAP SE	20,544	2,435,286
Telefonica Deutschland Holding AG	635,267	1,871,099
		19,684,849
Hong Kong — 3.2%
ASMPT Ltd.	113,700	939,120
CK Asset Holdings Ltd.	500,500	3,199,952
CK Infrastructure Holdings Ltd.	477,500	2,656,598
CLP Holdings Ltd.	325,000	2,414,728
Hong Kong & China Gas Co. Ltd.	785,393	788,550
Hutchison Port Holdings Trust	2,956,600	608,328
MTR Corp. Ltd.	230,000	1,230,848
New World Development Co. Ltd.	138,750	414,710
Orient Overseas International Ltd.	73,000	1,213,468
PCCW Ltd.	3,206,000	1,575,312
Power Assets Holdings Ltd.	521,500	2,950,735
Sun Hung Kai Properties Ltd.	178,500	2,531,422
Swire Pacific Ltd., Class A	184,000	1,686,156
WH Group Ltd. (a)	3,978,000	2,449,909
Yue Yuen Industrial Holdings Ltd.	367,000	602,055
		25,261,891

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 0.0% ^
First Pacific Co. Ltd.	602,000	209,938
Ireland — 0.4%
CRH plc	49,624	2,318,559
Smurfit Kappa Group plc	24,742	1,038,781
		3,357,340
Italy — 1.9%
A2A SpA	486,126	731,855
Assicurazioni Generali SpA	52,900	1,032,677
Banca Mediolanum SpA	68,338	653,818
Coca-Cola HBC AG *	111,177	2,701,756
Davide Campari-Milano NV	12,594	135,097
Eni SpA	79,943	1,230,182
Italgas SpA	361,922	2,118,584
Poste Italiane SpA (a)	174,181	1,860,955
Recordati Industria Chimica e Farmaceutica SpA	30,605	1,340,759
Snam SpA	302,487	1,540,727
Terna - Rete Elettrica Nazionale	242,050	1,915,066
		15,261,476
Japan — 30.1%
Activia Properties, Inc., REIT	215	643,850
Advance Residence Investment Corp., REIT	253	618,018
Advantest Corp.	5,800	415,750
Aeon Mall Co. Ltd.	23,600	332,412
AEON REIT Investment Corp., REIT	510	563,668
AGC, Inc.	28,500	1,050,106
Ajinomoto Co., Inc.	89,400	2,947,392
Alfresa Holdings Corp.	92,000	1,151,564
Anritsu Corp.	110,500	1,058,525
Aozora Bank Ltd.	29,500	589,829
Asahi Group Holdings Ltd.	56,400	1,862,456
Astellas Pharma, Inc.	194,000	2,855,706
Brother Industries Ltd.	43,600	677,207
Canon Marketing Japan, Inc.	62,600	1,485,839
Canon, Inc.	130,200	2,889,444
Capcom Co. Ltd.	82,200	2,663,594
Casio Computer Co. Ltd.	39,200	405,218
Chubu Electric Power Co., Inc.	286,100	3,081,604
Chugai Pharmaceutical Co. Ltd.	73,600	1,908,087
COMSYS Holdings Corp.	84,700	1,615,432
Cosmo Energy Holdings Co. Ltd.	99,200	2,781,963
Dai Nippon Printing Co. Ltd.	49,800	1,175,760
Daito Trust Construction Co. Ltd.	27,500	2,717,512
Daiwa House REIT Investment Corp., REIT	551	1,198,829
Daiwa Securities Group, Inc.	527,400	2,488,853
DIC Corp.	25,400	472,238
Dowa Holdings Co. Ltd.	24,200	844,899
Electric Power Development Co. Ltd.	182,700	2,948,509

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
ENEOS Holdings, Inc.	335,000	1,199,366
Fuji Media Holdings, Inc.	18,100	152,874
FUJIFILM Holdings Corp.	45,200	2,392,038
Fujitsu Ltd.	20,000	2,847,589
Fukuoka Financial Group, Inc.	24,500	565,254
H.U. Group Holdings, Inc.	71,000	1,506,977
Hachijuni Bank Ltd. (The)	155,600	675,828
Hikari Tsushin, Inc.	7,300	1,041,990
Hoya Corp.	1,100	120,969
Idemitsu Kosan Co. Ltd.	83,737	2,093,489
Iida Group Holdings Co. Ltd.	42,500	708,495
Inpex Corp.	261,400	2,872,432
ITOCHU Corp.	94,800	3,064,110
Itochu Techno-Solutions Corp.	24,800	613,986
Iwatani Corp.	37,500	1,616,296
Japan Metropolitan Fund Invest, REIT	1,959	1,514,473
Japan Post Holdings Co. Ltd.	294,400	2,584,674
Japan Post Insurance Co. Ltd.	136,700	2,438,723
Japan Real Estate Investment Corp., REIT	16	68,600
Japan Tobacco, Inc.	145,500	2,967,025
Kajima Corp.	66,500	816,706
Kaken Pharmaceutical Co. Ltd.	17,500	507,953
Kaneka Corp.	9,300	244,166
Kansai Electric Power Co., Inc. (The)	305,700	2,939,946
Kawasaki Kisen Kaisha Ltd.	53,800	1,123,391
KDDI Corp.	100,500	3,139,967
Kinden Corp.	48,200	552,447
Kirin Holdings Co. Ltd.	58,700	904,551
Kobe Steel Ltd.	187,300	1,009,085
K's Holdings Corp.	193,800	1,713,371
Kuraray Co. Ltd.	54,400	450,272
Kyowa Kirin Co. Ltd.	114,700	2,557,921
Kyushu Electric Power Co., Inc.	311,500	1,793,194
Lawson, Inc.	51,700	2,067,290
Lintec Corp.	54,000	935,119
Mani, Inc.	23,900	349,586
Marubeni Corp.	267,900	3,286,754
Matsui Securities Co. Ltd.	62,200	372,468
MatsukiyoCocokara & Co.	27,800	1,386,785
Mebuki Financial Group, Inc.	175,000	455,843
Medipal Holdings Corp.	109,200	1,457,927
MEIJI Holdings Co. Ltd.	59,300	3,058,261
Mitsubishi Chemical Group Corp.	258,400	1,449,999
Mitsubishi Corp.	48,300	1,617,372
Mitsubishi Estate Co. Ltd.	39,700	510,269
Mitsubishi Gas Chemical Co., Inc.	52,600	768,619
Mitsubishi HC Capital, Inc.	408,400	2,084,535
Mitsubishi UFJ Financial Group, Inc.	249,100	1,824,628

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mitsui & Co. Ltd.	106,000	3,127,291
Mitsui Fudosan Co. Ltd.	93,400	1,750,658
Mitsui Mining & Smelting Co. Ltd.	62,100	1,654,411
Morinaga Milk Industry Co. Ltd.	15,800	584,485
MS&AD Insurance Group Holdings, Inc.	38,700	1,241,253
NGK Spark Plug Co. Ltd.	58,300	1,139,248
NH Foods Ltd.	29,600	888,654
Nifco, Inc.	9,300	241,398
Nintendo Co. Ltd.	60,100	2,605,804
Nippon Electric Glass Co. Ltd.	75,200	1,396,494
Nippon Shinyaku Co. Ltd.	18,100	931,538
Nippon Shokubai Co. Ltd.	13,700	579,991
Nippon Steel Corp.	187,100	3,894,438
Nippon Telegraph & Telephone Corp.	108,100	3,241,435
Nippon Yusen KK (b)	88,800	2,112,451
Nisshin Seifun Group, Inc.	44,800	561,142
Nissin Foods Holdings Co. Ltd.	24,400	1,907,535
Nitto Denko Corp.	38,800	2,507,933
NOF Corp.	15,900	677,296
Nomura Holdings, Inc.	42,500	169,610
Nomura Real Estate Holdings, Inc.	129,300	2,849,830
Nomura Research Institute Ltd.	9,600	230,473
Obayashi Corp.	118,200	916,845
Ono Pharmaceutical Co. Ltd.	109,400	2,373,838
Open House Group Co. Ltd.	65,700	2,485,450
ORIX Corp.	161,900	2,846,686
Osaka Gas Co. Ltd.	177,600	2,865,911
Otsuka Holdings Co. Ltd.	51,000	1,636,102
Resona Holdings, Inc.	482,500	2,670,022
Rinnai Corp.	5,500	434,115
Sankyo Co. Ltd.	39,300	1,587,391
Sapporo Holdings Ltd.	20,600	503,074
Sawai Group Holdings Co. Ltd.	28,600	884,878
SBI Holdings, Inc.	69,300	1,469,112
SCREEN Holdings Co. Ltd.	34,500	2,570,834
SCSK Corp.	50,700	825,773
Seiko Epson Corp.	71,200	1,104,170
Sekisui Chemical Co. Ltd.	57,900	811,080
Sekisui House Ltd. (b)	85,200	1,610,217
Sekisui House REIT, Inc., REIT	652	356,425
Shimamura Co. Ltd.	9,200	862,997
Shionogi & Co. Ltd.	47,300	2,254,059
Ship Healthcare Holdings, Inc.	23,800	462,130
Skylark Holdings Co. Ltd. * (b)	70,100	834,251
SoftBank Corp.	263,900	3,019,571
SoftBank Group Corp.	54,700	2,589,612
Sojitz Corp.	153,120	3,035,807
Sugi Holdings Co. Ltd.	21,700	948,466

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Chemical Co. Ltd.	740,800	2,843,658
Sumitomo Mitsui Financial Group, Inc.	60,300	2,620,704
Sumitomo Pharma Co. Ltd.	158,600	1,115,096
Suntory Beverage & Food Ltd.	78,400	2,647,393
Suzuken Co. Ltd.	23,700	624,213
Taisho Pharmaceutical Holdings Co. Ltd.	4,000	168,263
Takeda Pharmaceutical Co. Ltd.	88,300	2,775,922
Teijin Ltd.	87,000	893,345
TIS, Inc.	7,900	227,799
Toho Gas Co. Ltd.	37,600	737,401
Tohoku Electric Power Co., Inc.	327,700	1,762,538
Tokyo Electric Power Co. Holdings, Inc. *	765,600	2,867,011
Tokyo Electron Ltd.	6,500	2,271,908
Tokyo Gas Co. Ltd.	157,200	3,291,722
Tokyo Tatemono Co. Ltd.	137,100	1,699,699
Tokyu Fudosan Holdings Corp.	123,200	625,146
Tosoh Corp.	101,400	1,326,659
Toyo Suisan Kaisha Ltd.	65,600	2,710,645
Toyota Boshoku Corp.	27,400	406,394
Toyota Industries Corp.	15,800	961,788
Trend Micro, Inc. *	32,800	1,624,060
Tsumura & Co.	61,500	1,314,997
UBE Corp.	85,500	1,341,099
Unicharm Corp.	27,200	1,037,562
United Urban Investment Corp., REIT	223	253,752
USS Co. Ltd.	99,500	1,636,593
Yakult Honsha Co. Ltd.	27,000	1,927,474
Yamada Holdings Co. Ltd.	447,800	1,625,947
Yamaguchi Financial Group, Inc.	15,700	108,587
Yamaha Motor Co. Ltd.	122,700	3,022,185
Yokohama Rubber Co. Ltd. (The)	69,300	1,138,519
Zeon Corp.	62,900	618,717
		238,346,857
Jordan — 0.3%
Hikma Pharmaceuticals plc	124,974	2,643,714
Luxembourg — 0.2%
RTL Group SA	25,129	1,219,286
Mexico — 0.1%
Fresnillo plc	108,327	1,100,371
Netherlands — 3.1%
ASML Holding NV	2,678	1,771,892
ASR Nederland NV	57,120	2,703,576
BE Semiconductor Industries NV	15,890	1,136,553
Heineken Holding NV	27,172	2,243,481
Koninklijke Ahold Delhaize NV	99,785	2,978,280
Koninklijke DSM NV	8,003	1,029,202

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV	888,985	3,039,303
Koninklijke Philips NV	6,034	104,180
NN Group NV	67,185	2,919,059
OCI NV	19,392	660,112
Shell plc	110,472	3,243,214
Wolters Kluwer NV	26,718	2,912,876
		24,741,728
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	140,920	2,312,666
Spark New Zealand Ltd.	699,873	2,359,788
		4,672,454
Norway — 1.1%
Aker BP ASA	15,336	467,162
DNB Bank ASA	38,298	716,156
Equinor ASA	77,323	2,356,547
Mowi ASA	45,675	844,607
Norsk Hydro ASA	250,110	2,027,854
Orkla ASA	146,988	1,097,371
Salmar ASA	8,462	393,480
Telenor ASA	81,026	848,230
		8,751,407
Portugal — 0.3%
Jeronimo Martins SGPS SA	102,631	2,228,193
Russia — 0.0% ^
Evraz plc ‡ *	393,430	19,857
Singapore — 3.3%
CapitaLand Ascendas, REIT	662,442	1,457,790
CapitaLand Integrated Commercial Trust, REIT	1,888,508	3,089,854
City Developments Ltd.	62,700	397,946
ComfortDelGro Corp. Ltd.	463,000	424,178
DBS Group Holdings Ltd.	114,300	3,129,108
Jardine Cycle & Carriage Ltd.	30,900	685,042
Keppel Corp. Ltd.	433,000	2,499,994
Mapletree Pan Asia Commercial Trust, REIT	384,300	534,724
Oversea-Chinese Banking Corp. Ltd.	228,800	2,260,626
Sembcorp Industries Ltd.	1,227,500	3,385,045
Singapore Telecommunications Ltd.	878,000	1,681,513
STMicroelectronics NV	27,053	1,273,881
Suntec, REIT	2,082,100	2,226,062
Venture Corp. Ltd.	201,700	2,848,279
		25,894,042
South Africa — 0.4%
Anglo American plc	73,761	3,181,342
South Korea — 7.0%
CJ CheilJedang Corp.	2,176	610,498

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Daewoo Engineering & Construction Co. Ltd. *	131,556	514,491
DL Holdings Co. Ltd. *	11,639	579,065
E-MART, Inc. *	5,809	493,687
F&F Co. Ltd. *	7,800	967,618
GS Engineering & Construction Corp. *	66,874	1,275,351
GS Holdings Corp. *	5,344	192,025
GS Retail Co. Ltd. *	36,525	858,409
Hana Financial Group, Inc.	82,315	3,270,148
Hanwha Corp. *	21,679	500,406
Hanwha Life Insurance Co. Ltd. *	172,648	385,635
Hite Jinro Co. Ltd. *	33,792	724,246
Hyundai Department Store Co. Ltd. *	3,888	195,065
Hyundai Mobis Co. Ltd.	5,504	920,308
Industrial Bank of Korea *	189,278	1,579,753
KB Financial Group, Inc.	70,562	3,215,680
Kia Corp.	45,900	2,500,722
Korea Electric Power Corp. *	98,707	1,593,648
Korea Gas Corp. *	58,426	1,586,788
Korea Investment Holdings Co. Ltd. *	5,777	294,799
Korean Air Lines Co. Ltd. *	50,616	1,001,499
KT&G Corp. *	39,722	2,979,607
LG Corp. *	41,499	2,794,717
LG Innotek Co. Ltd.	10,742	2,393,201
LG Uplus Corp.	99,807	902,579
Mirae Asset Securities Co. Ltd. *	39,317	218,264
NAVER Corp.	9,502	1,578,526
NH Investment & Securities Co. Ltd. *	58,141	435,638
NongShim Co. Ltd.	1,095	305,312
Orion Corp. *	16,110	1,630,670
POSCO Holdings, Inc.	9,406	2,311,307
Samsung Electronics Co. Ltd.	59,353	2,956,388
Samsung Engineering Co. Ltd. *	49,953	1,054,212
Samsung Securities Co. Ltd.	29,339	798,656
SK Hynix, Inc.	44,127	3,192,319
SK Square Co. Ltd. *	27,792	823,322
SK Telecom Co. Ltd.	53,929	2,043,645
Woori Financial Group, Inc.	298,334	3,111,867
Yuhan Corp. *	67,463	2,871,590
		55,661,661
Spain — 2.1%
Acciona SA	10,989	2,143,955
Corp. ACCIONA Energias Renovables SA	9,997	408,818
Enagas SA	77,526	1,390,141
Endesa SA	140,044	2,792,019
Iberdrola SA	266,249	3,123,572
Merlin Properties Socimi SA, REIT	92,964	908,507
Naturgy Energy Group SA	103,148	2,925,507

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Red Electrica Corp. SA	94,359	1,670,051
Telefonica SA	302,311	1,148,485
		16,511,055
Sweden — 3.1%
Boliden AB	71,820	3,223,068
Castellum AB	132,003	1,811,222
Fastighets AB Balder, Class B *	113,796	586,305
Getinge AB, Class B	35,921	809,213
H & M Hennes & Mauritz AB, Class B (b)	160,190	1,972,947
Hexagon AB, Class B	226,769	2,599,568
Investor AB, Class B	152,249	2,958,501
Sagax AB, Class B	43,509	1,082,286
Securitas AB, Class B	218,314	1,998,350
Skanska AB, Class B	82,374	1,453,909
Tele2 AB, Class B	246,643	2,130,139
Telia Co. AB	713,847	1,843,612
Trelleborg AB, Class B	68,992	1,725,109
		24,194,229
Switzerland — 1.4%
EMS-Chemie Holding AG (Registered)	132	98,404
Kuehne + Nagel International AG (Registered)	4,086	974,334
Logitech International SA (Registered)	3,950	231,141
Novartis AG (Registered)	32,046	2,897,249
Sonova Holding AG (Registered)	8,798	2,200,132
Swiss Prime Site AG (Registered)	12,260	1,092,468
Swisscom AG (Registered)	5,338	3,153,989
		10,647,717
United Kingdom — 15.1%
3i Group plc	185,493	3,618,922
abrdn plc	455,234	1,199,011
Admiral Group plc	63,407	1,723,741
Ashtead Group plc	3,905	257,218
Associated British Foods plc	109,745	2,519,221
AstraZeneca plc	23,352	3,059,405
Auto Trader Group plc (a)	307,776	2,387,876
Aviva plc	441,817	2,491,783
B&M European Value Retail SA	327,747	1,812,545
BAE Systems plc	302,317	3,200,344
Barratt Developments plc	74,010	420,653
Bellway plc	11,680	305,498
Berkeley Group Holdings plc	7,768	397,781
BP plc	272,195	1,644,127
British American Tobacco plc	74,684	2,862,923
British Land Co. plc (The), REIT	477,804	2,614,963
BT Group plc	1,518,193	2,339,071
Bunzl plc	53,811	1,975,468

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Burberry Group plc	39,167	1,193,063
Centrica plc	2,565,512	3,196,125
CK Hutchison Holdings Ltd.	120,542	767,123
ConvaTec Group plc (a)	959,242	2,782,254
Croda International plc	24,678	2,103,473
Dechra Pharmaceuticals plc	21,495	762,345
Derwent London plc, REIT	65,440	2,087,519
Diageo plc	65,645	2,870,401
Direct Line Insurance Group plc	607,455	1,331,934
HSBC Holdings plc	396,617	2,922,413
IMI plc	95,558	1,710,976
Imperial Brands plc	116,798	2,930,024
Informa plc	225,134	1,862,028
InterContinental Hotels Group plc	25,004	1,735,868
Intertek Group plc	20,811	1,118,530
J Sainsbury plc	816,228	2,647,095
Johnson Matthey plc	22,911	639,968
Land Securities Group plc, REIT	295,578	2,589,504
Legal & General Group plc	956,268	3,009,320
M&G plc	366,535	915,356
National Grid plc	90,714	1,153,239
Next plc	31,120	2,547,926
Pearson plc	256,316	2,923,076
Pennon Group plc	60,698	689,045
Persimmon plc	20,368	355,733
Phoenix Group Holdings plc	191,700	1,519,392
Reckitt Benckiser Group plc	39,522	2,816,375
Rentokil Initial plc	124,773	756,553
Rightmove plc	410,876	2,985,381
Sage Group plc (The)	228,197	2,192,442
Segro plc, REIT	126,859	1,305,836
Severn Trent plc	54,088	1,882,312
Smith & Nephew plc	82,242	1,135,790
Smiths Group plc	149,664	3,194,881
Spirax-Sarco Engineering plc	3,377	482,378
SSE plc	141,100	3,011,734
St. James's Place plc	64,117	972,254
Standard Chartered plc	129,060	1,084,055
Tate & Lyle plc	257,544	2,398,268
Taylor Wimpey plc	280,583	407,104
Tesco plc	920,546	2,797,892
Unilever plc	14,277	726,687
UNITE Group plc (The), REIT	32,385	398,955
United Utilities Group plc	233,635	3,057,132
Vodafone Group plc	2,027,479	2,339,334
WPP plc	228,509	2,669,840
		119,809,483

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 2.3%
CSL Ltd.	14,436	3,048,170
Ferguson plc	24,547	3,458,552
GSK plc	170,214	2,989,815
Haleon plc *	730,942	2,929,166
Roche Holding AG	8,697	2,714,946
Schneider Electric SE	7,451	1,208,668
Sims Ltd.	134,442	1,459,765
		17,809,082
Total Common Stocks (Cost $792,397,539)		785,553,576
Short-Term Investments — 0.9%
Investment Companies — 0.0% ^
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (c) (d)(Cost $418,814)	418,598	418,849
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	5,259,225	5,261,329
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	1,581,401	1,581,401
Total Investment of Cash Collateral from Securities Loaned (Cost $6,842,504)		6,842,730
Total Short-Term Investments (Cost $7,261,318)		7,261,579
Total Investments — 100.1% (Cost $799,658,857)		792,815,155
Liabilities in Excess of Other Assets — (0.1)%		(720,178)
NET ASSETS — 100.0%		792,094,977

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $6,485,103.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	6.0%
Metals & Mining	5.6
Electric Utilities	5.1
Equity Real Estate Investment Trusts (REITs)	4.9
Diversified Telecommunication Services	4.5
Oil, Gas & Consumable Fuels	4.3
Food Products	4.2
Banks	4.0
Food & Staples Retailing	3.7
Chemicals	3.4
Insurance	3.3
Real Estate Management & Development	3.1
Beverages	3.0
Trading Companies & Distributors	2.5
Gas Utilities	2.5
Wireless Telecommunication Services	1.9
Semiconductors & Semiconductor Equipment	1.9
Construction & Engineering	1.8
Health Care Equipment & Supplies	1.8
Technology Hardware, Storage & Peripherals	1.7
Capital Markets	1.5
Specialty Retail	1.5
Multi-Utilities	1.5
Electronic Equipment, Instruments & Components	1.5
Tobacco	1.5
Health Care Providers & Services	1.5
Industrial Conglomerates	1.3
Automobiles	1.3
Diversified Financial Services	1.2
Software	1.1
Multiline Retail	1.1
Media	1.1
Household Durables	1.0
IT Services	1.0
Others (each less than 1.0%)	11.8
Short-Term Investments	0.9
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	44	03/17/2023	USD	4,661,360	263,624

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$85,800,874	$—	$85,800,874
Austria	—	4,587,842	—	4,587,842
Belgium	—	1,630,228	—	1,630,228
Brazil	—	2,712,621	—	2,712,621
Cambodia	—	169,330	—	169,330
Chile	—	3,699,193	—	3,699,193

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$—	$12,598,639	$—	$12,598,639
Denmark	—	5,817,583	—	5,817,583
Finland	—	10,803,534	—	10,803,534
France	—	36,525,760	—	36,525,760
Germany	—	19,684,849	—	19,684,849
Hong Kong	—	25,261,891	—	25,261,891
Indonesia	—	209,938	—	209,938
Ireland	—	3,357,340	—	3,357,340
Italy	—	15,261,476	—	15,261,476
Japan	862,997	237,483,860	—	238,346,857
Jordan	—	2,643,714	—	2,643,714
Luxembourg	—	1,219,286	—	1,219,286
Mexico	—	1,100,371	—	1,100,371
Netherlands	—	24,741,728	—	24,741,728
New Zealand	—	4,672,454	—	4,672,454
Norway	—	8,751,407	—	8,751,407
Portugal	—	2,228,193	—	2,228,193
Russia	—	—	19,857	19,857
Singapore	—	25,894,042	—	25,894,042
South Africa	—	3,181,342	—	3,181,342
South Korea	—	55,661,661	—	55,661,661
Spain	—	16,511,055	—	16,511,055
Sweden	—	24,194,229	—	24,194,229
Switzerland	—	10,647,717	—	10,647,717
United Kingdom	—	119,809,483	—	119,809,483
United States	—	17,809,082	—	17,809,082
Total Common Stocks	862,997	784,670,722	19,857	785,553,576
Short-Term Investments
Investment Companies	418,849	—	—	418,849
Investment of Cash Collateral from Securities Loaned	6,842,730	—	—	6,842,730
Total Short-Term Investments	7,261,579	—	—	7,261,579
Total Investments in Securities	$8,124,576	$784,670,722	$19,857	$792,815,155
Appreciation in Other Financial Instruments
Futures Contracts	$263,624	$—	$—	$263,624
There were no significant transfers into or out of level 3 for the period ended January 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$569,398	$11,817,766	$11,969,320	$938	$67	$418,849	418,598	$14,842	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	2,258,925	12,000,000	9,000,000	3,333	(929)	5,261,329	5,259,225	58,289	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	1,789,624	33,287,452	33,495,675	—	—	1,581,401	1,581,401	27,826	—
Total	$4,617,947	$57,105,218	$54,464,995	$4,271	$(862)	$7,261,579		$100,957	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.